SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

DWS LifeCompass Retirement Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
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The following disclosure replaces similar disclosure in APPENDIX I-K — UNDERLYING FUNDS OF DWS LIFECOMPASS RETIREMENT FUND, DWS LIFECOMPASS 2015 FUND, DWS LIFECOMPASS 2020 FUND, DWS LIFECOMPASS 2030 FUND AND DWS LIFECOMPASS 2040 FUND of each fund’s Statement of Additional Information Part I:

The following are the underlying DWS funds in which the funds may invest.

Central Cash Management Fund
DWS Blue Chip Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS EAFE Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Floating Rate Plus Fund
DWS Global Bond Fund
DWS Global Inflation Plus Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS Health Care Fund
DWS High Income Fund
DWS High Income Plus Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS Mid Cap Growth Fund
DWS Money Market Prime Series — DWS Cash Investment Trust
DWS Money Market Series — Institutional Shares
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund

March 18, 2011

DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS S&P 500 Plus Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Value Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS World Dividend Fund

Please Retain This Supplement for Future Reference

March 18, 2011